SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2015
Technology
Acquired intangible assets, net
Useful lives	3 years
Members
Acquired intangible assets, net
Useful lives	4 years